Stockholders' equity - Addtional Information (Details)		1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 05, 2017	Jun. 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Stockholders' Equity
Common stock, shares authorized (in shares) | shares					50,000,000		50,000,000	200,000,000
Issued and outstanding shares of preferred stock (in shares) | shares							0	0
Issued and outstanding shares of common stock (in shares) | shares							15,000,000	9,000,000
Stockholders' equity note, stock split, conversion ratio	0.0333
Common Stock
Common stock, voting rights, number of votes per share							1
Share-based Compensation
Nonvested Share-based Compensation								$ 111,243
Share-based compensation expense							$ 263,396	$ 122,134	$ 218,294
Weighted average fair value of stock options granted (in dollars per share) | $ / shares					$ 2.21		$ 2.50	$ 4.55	$ 4.46
Share-based compensation, intrinsic value of options granted								$ 43,420	$ 6,338
Intrinsic value of options outstanding					$ 80,305		$ 0	17,454	602,773
Intrinsic value of options exercisable					41,492		0	17,454	597,872
Share-based compensation					653,452	$ 191,682	$ 263,396	$ 122,134	$ 218,294
Original Number of Shares Authorized
Stockholders' Equity
Authorized shares of common and preferred stock (in shares) | shares							240,000,000
Current Number of Shares Authorized
Stockholders' Equity
Authorized shares of common and preferred stock (in shares) | shares							55,000,000
Authorized shares of preferred stock (in shares) | shares							5,000,000
Common stock, shares authorized (in shares) | shares							50,000,000
Employee Stock Option
Common Stock
Shares of common stock for the exercise of options | shares							339,964
Exercisable (in shares) | shares							1,745,868
Share-based Compensation
Expected dividend yield		0.00%	0.00%	0.00%			0.00%	0.00%	0.00%
Nonvested Share-based Compensation					$ 229,807
Share-based compensation expense							$ 236,098	$ 95,734	$ 200,224
Period of recognition					9 months 18 days		1 year 2 months 12 days
Stock options, exercisable term (in years)					10 years			10 years
Share-based compensation					$ 374,426	171,261
2016 Equity Incentive Plan
Share-based Compensation
Share-based compensation, shares available for grant | shares									450,000
Restricted Stock
Share-based Compensation
Share-based compensation expense					279,026	$ 20,421
Future expected expense related to restricted stock awards					$ 128,307			$ 31,015
Period of recognition					2 years 6 months		2 years 2 months 12 days
Board of Directors Chairman | Restricted Stock
Share-based Compensation
Share-based compensation expense							$ 27,298	$ 26,400	$ 18,070
Minimum | Employee Stock Option
Share-based Compensation
Stock options, vesting period (in years)					1 year			1 year
Maximum | Employee Stock Option
Share-based Compensation
Stock options, vesting period (in years)					3 years			3 years
2016 Equity Incentive Plan
Share-based Compensation
Share-based compensation, shares available for grant | shares							268,138	397,500	450,000